UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page

            Report for the Calendar Year or Quarter Ended June 30, 2002

If amended report check here:    |_X_|                     Amendment Number: 1

This Amendment (Check only one): |___| is a restatement
                                 |_X_| adds new holding
                                       entries.

Gagnon Securities LLC
Name of Institutional Investment Manager


1370 Ave. of the Americas, Suite 2002   New York             NY           10019
Business Address         (Street)       (City)            (State)          (Zip)


13F File Number: 28-06377

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Sue Ann Murray                  Authorized Person                (212) 554-5000
Name                               (Title)                            (Phone)


                                                   Sue Ann Murray
                                      ------------------------------------------
                                           (Manual Signature of Person Duly
                                           Authorized to Submit This Report)

                                                 New York, NY  08/26/2002
                                      ------------------------------------------
                                              (Place and Date of Signing)


Report Type:

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             -0-
                                          ------------

Form 13F Information Table Entry Total:             54
                                          ------------

Form 13F Information Table Value Total:   $    149,384
                                          ------------
                                           (thousands)


List of Other Included Managers:

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

NONE

                                    FORM 13F

                                INFORMATION TABLE

-------------------------------------------------------------------------------------------------------------------------------
                                TITLE OF                  VALUE    SHARES/    SH     PUT/  INVSTMT    OTHER    VOTING AUTHORITY
NAME OF ISSUER                   CLASS      CUSUP        (x$1000)  PRN AMT    PRN    CALL  DSCRETN  MANAGERS SOLE  SHARED  NONE
-------------------------------------------------------------------------------------------------------------------------------
TRENWICK GROUP LTD                COM       G9032C 10 9   5,220    695,954    SH           SOLE       N/A                  NONE
ARROW INTL INC                    COM       042764 10 0   8,518    218,120    SH           SOLE       N/A                  NONE
AVID TECHNOLOGY INC               COM       05367P 10 0   4,039    436,150    SH           SOLE       N/A                  NONE
BANK OF AMERICA CORPORATION       COM       060505 10 4   1,302     18,500    SH           SOLE       N/A                  NONE
BANK OF NEW YORK INC              COM       064057 10 2   1,080     32,000    SH           SOLE       N/A                  NONE
BERKLEY W R CORP                  COM       084423 10 2   8,656    157,374    SH           SOLE       N/A                  NONE
BRISTOL MYERS SQUIBB CO           COM       110122 10 8   1,351     52,572    SH           SOLE       N/A                  NONE
CARDIODYNAMICS INTL CORP          COM       141597 10 4   1,022    274,690    SH           SOLE       N/A                  NONE
CHUBB CORP                        COM       171232 10 1   1,614     22,800    SH           SOLE       N/A                  NONE
CITIGROUP INC                     COM       172967 10 1   1,143     29,500    SH           SOLE       N/A                  NONE
COCA COLA CO                      COM       191216 10 0     348      6,214    SH           SOLE       N/A                  NONE
DRAXIS HEALTH INC                 COM       26150J 10 1   1,094    417,500    SH           SOLE       N/A                  NONE
DU PONT E I DE NEMOURS & CO       COM       263434 10 9     264      5,960    SH           SOLE       N/A                  NONE
EXULT INC DEL                     COM       302284 10 4   9,910  1,524,597    SH           SOLE       N/A                  NONE
FEDERAL NATL MTG ASSN             COM       313586 10 9   6,630     89,900    SH           SOLE       N/A                  NONE
GATEWAY INC                       COM       367626 10 8   1,680    378,307    SH           SOLE       N/A                  NONE
GENERAL ELEC CO                   COM       369604 10 3     581     20,000    SH           SOLE       N/A                  NONE
HOME DEPOT INC                    COM       437076 10 2   9,843    267,973    SH           SOLE       N/A                  NONE
IDINE REWARDS NETWORK INC         COM       45168A 10 0   4,056    352,665    SH           SOLE       N/A                  NONE
IMPATH INC                        COM       45255G 10 1   3,795    211,435    SH           SOLE       N/A                  NONE
INTUITIVE SURGICAL INC            COM       46120E 10 7   5,456    644,210    SH           SOLE       N/A                  NONE
JETBLUE AWYS CORP                 COM       477143 10 1   2,021     44,365    SH           SOLE       N/A                  NONE
JOHNSON & JOHNSON                 COM       478160 10 4     418      8,000    SH           SOLE       N/A                  NONE
LASERSCOPE                        COM       518081 10 4     327     80,645    SH           SOLE       N/A                  NONE
LEXAR MEDIA INC                   COM       52886P 10 4   3,358    786,487    SH           SOLE       N/A                  NONE
LOCKHEED MARTIN CORP              COM       539830 10 9     500      7,200    SH           SOLE       N/A                  NONE
LUCENT TECHNOLOGIES INC           COM       549463 10 7      20     11,904    SH           SOLE       N/A                  NONE
MCDONALDS CORP                    COM       580135 10 1     364     12,800    SH           SOLE       N/A                  NONE
MOLEX INC                         COM       608554 10 1     305      9,096    SH           SOLE       N/A                  NONE
MOLEX INC                         CL A      608554 20 0     230      8,384    SH           SOLE       N/A                  NONE
P A M TRANSN SVCS INC             COM       693149 10 6   3,361    139,925    SH           SOLE       N/A                  NONE
PLX TECHNOLOGY INC                COM       693417 10 7   2,614    615,074    SH           SOLE       N/A                  NONE
PALL CORP                         COM       696429 30 7     697     33,600    SH           SOLE       N/A                  NONE
PEPSICO INC                       COM       713448 10 8     557     11,500    SH           SOLE       N/A                  NONE
PER-SE TECHNOLOGIES INC           COM NEW   713569 30 9     828     90,059    SH           SOLE       N/A                  NONE
PETROQUEST ENERGY INC             COM       716748 10 8   3,418    613,621    SH           SOLE       N/A                  NONE
PROCTER & GAMBLE & CO             COM       742718 10 9   3,706     41,500    SH           SOLE       N/A                  NONE
REGENERATION TECH INC DEL         COM       75886N 10 0   3,397    562,365    SH           SOLE       N/A                  NONE
RENTRAK CORP                      COM       760174 10 2   3,978    783,098    SH           SOLE       N/A                  NONE
ROCHESTER MED CORP                COM       771497 10 4     986    164,410    SH           SOLE       N/A                  NONE
ROCKFORD CORP                     COM       77316P 10 1   3,261    326,318    SH           SOLE       N/A                  NONE
SRA INTL INC                      CL A      78464R 10 5   4,543    168,400    SH           SOLE       N/A                  NONE
SERENA SOFTWARE INC               COM       817492 10 1   7,338    535,728    SH           SOLE       N/A                  NONE
SONIC INNOVATIONS INC             COM       83545M 10 9   1,232    174,315    SH           SOLE       N/A                  NONE
SYMYX TECHNOLOGIES                COM       87155S 10 8   6,144    441,405    SH           SOLE       N/A                  NONE
TRC COS INC                       COM       872625 10 8   2,826    137,538    SH           SOLE       N/A                  NONE
VERIZON COMMUNICATIONS            COM       92343V 10 4     248      6,165    SH           SOLE       N/A                  NONE
VERMONT TEDDY BEAR INC            COM       92427X 10 9   1,199    352,767    SH           SOLE       N/A                  NONE
VIACOM INC                        CL B      925524 30 8     566     12,756    SH           SOLE       N/A                  NONE
WEBSENSE INC                      COM       947684 10 0   5,892    230,415    SH           SOLE       N/A                  NONE
WELLS FARGO & CO NEW              COM       949746 10 1   5,329    106,450    SH           SOLE       N/A                  NONE
WYETH                             COM       983024 10 0     205      4,000    SH           SOLE       N/A                  NONE
ZIMMER HLDGS INC                  COM       98956P 10 2     209      5,857    SH           SOLE       N/A                  NONE
ZIXIT CORP                        COM       98974P 10 0   1,705    311,125    SH           SOLE       N/A                  NONE